Post-Employment and Other Long-Term Employees Benefits - Pension Plan Asset Allocation Including Fair-Value Measurements (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 480	$ 448
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17	8
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	136	152
Debt Securities Issued by Foreign Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	12
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	125	99
Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	80	63
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	9
Other Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	100	105
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	38	31
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	17	8
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7	7
Fair Value, Inputs, Level 1 [Member] | Debt Securities Issued by Foreign Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	12
Fair Value, Inputs, Level 1 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	4	4
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	340	308
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	129	145
Fair Value, Inputs, Level 2 [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	121	95
Fair Value, Inputs, Level 2 [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	80	63
Fair Value, Inputs, Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	5
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	102	109	120
Fair Value, Inputs, Level 3 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2	4
Fair Value, Inputs, Level 3 [Member] | Other Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 100	$ 105